SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Reconciliation of Net Loss per Common Share
The following table reflects the calculation of basic and diluted net earnings (loss) per common share (in dollars, except per share amounts):

	Three Months Ended
	March 31, 2022	March 31, 2021
Class A Common Stock subject to possible redemption
Numerator: Earnings (losses) attributable to Class A Common Stock subject to possible redemption	$706,302	$(800,528)

Net earnings (losses) attributable to Class A Common Stock subject to possible redemption	$706,302	$(800,528)

Denominator: Weighted average Class A Common Stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption	24,300,287	6,158,956

Basic and diluted net income (loss) per share, Class A Common Stock subject to possible redemption	$0.03	$(0.13)

Non-Redeemable Class A and Class B Common Stock
Numerator: Net income (loss) minus net earnings
Net income (loss)	$303,738	$(938,222)
Less: Net earnings (losses) attributable to Class A Common Stock subject to possible redemption	—	—

Non-redeemable net income (loss)	$303,738	$(938,222)

Denominator: Weighted average Non-Redeemable Class A and Class B Common Stock
Basic and diluted weighted average shares outstanding, Non-Redeemable Class A and Class B Common Stock	10,450,072	7,218,327

Basic and diluted net income (loss) per share, Non-Redeemable Class A and Class B Common Stock	$0.03	$(0.13)

The following table reflects the calculation of basic and diluted net earnings (loss) per common share (in dollars, except per share amounts):

	Year Ended December 31, 2021	For the Period from October 7, 2020 (Inception) through December 31, 2020
Class A Common Stock subject to possible redemption
Numerator: Earnings attributable to Class A Common Stock subject to possible redemption	$(3,608,162)	$—

Net earnings attributable to Class A Common Stock subject to possible redemption	$(3,608,162)	$—

Denominator: Weighted average Class A Common Stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption	24,300,287	—

Basic and diluted net loss per share, Class A Common Stock subject to possible redemption	$(0.15)	$(0.00)

Non-Redeemable Class A and Class B Common Stock
Numerator: Net loss minus net earnings
Net loss	$(1,430,602)	$(20,000)
Less: Net earnings attributable to Class A Common Stock subject to possible redemption	—	—

Non-redeemable net loss	$(1,430,602)	$(20,000)

Denominator: Weighted average Non-Redeemable Class A and Class B Common Stock
Basic and diluted weighted average shares outstanding, Non-Redeemable Class A and Class B Common Stock	9,590,182	6,375,000

Basic and diluted net loss per share, Non-Redeemable Class A and Class B Common Stock	$(0.15)	$(0.00)